FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Notional amount of open forward contracts	$ 10,332	$ 8,101